United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Quarter ended 12/31/08

Item 1.                      Schedule of Investments

Federated Mortgage Fund

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--79.7%
		Federal Home Loan Mortgage Corporation--49.5%
$10,601,203		4.500%, 6/1/2019 - 10/1/2020	$10,886,983
51,627,677		5.000%, 2/1/2019 - 6/1/2036	52,802,225
56,841,491	[1]	5.500%, 4/1/2021 - 1/1/2039	58,312,077
41,001,425	[1]	6.000%, 9/1/2021 - 1/1/2039	42,377,045
4,821,669		6.500%, 10/1/2037	5,016,900
645,572		7.500%, 1/1/2027 - 2/1/2031	680,063
52,024		8.000%, 3/1/2031	55,317
		TOTAL	170,130,610
		Federal National Mortgage Association—29.5%
1,288,990		4.500%, 12/1/2019	1,323,737
5,890,220		5.000%, 7/1/2019 - 10/1/2035	6,036,740
36,784,591		5.500%, 9/1/2034 - 4/1/2036	37,783,458
48,580,173	[1]	6.000%, 11/1/2034 - 1/1/2039	50,079,876
4,992,086		6.500%, 2/1/2014 - 9/1/2036	5,202,968
789,969		7.000%, 6/1/2016 - 2/1/2030	824,966
17,076		7.500%, 4/1/2015	17,953
20,514		8.000%, 12/1/2026	21,715
		TOTAL	101,291,413
		Government National Mortgage Association--0.7%
2,000,000	[1]	5.000%, 1/20/2039	2,045,625
160,056		7.000%, 9/15/2028 - 11/15/2031	168,209
301,952		8.000%, 10/15/2030 - 11/15/2030	330,176
		TOTAL	2,544,010
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $259,999,645)	273,966,033
		COLLATERALIZED MORTGAGE OBLIGATIONS--22.8%
		Federal Home Loan Mortgage Corporation--7.4%
4,019,785		1.495%, 1/15/2037, REMIC 3260 PF	3,842,704
864,560		1.505%, 6/15/2036, REMIC 3175 FE	846,216
4,406,174		1.525%, 5/15/2036, REMIC 3160 FD	4,298,436
4,822,846		1.545%, 4/15/2036, REMIC 3144 FB	4,673,505
8,775,826		1.575%, 7/15/2036, REMIC 3179 FP	8,573,914
1,200,349		1.595%, 8/15/2036, REMIC 3206 FE	1,169,468
1,825,099		7.500%, 4/15/2033, REMIC 3076 NM	1,908,766
		TOTAL	25,313,009
		Federal National Mortgage Association--6.7%
241,527		0.000%, 10/1/2035, REMIC 361 1	216,572
749,455		0.721%, 10/25/2031, REMIC 2005-63 FC	714,205
3,089,443		0.771%, 7/25/2036, REMIC 2006-58 FP	2,983,380
4,405,159		0.811%, 11/25/2036, REMIC 2006-104 FY	4,255,995
4,660,046		0.821%, 9/25/2036, REMIC 2006-81 FB	4,505,463
3,801,879		0.831%, 12/25/2036, REMIC 2006-115 EF	3,693,094
4,291,423		0.851%, 9/25/2036, REMIC 2006-85 PF	4,080,656
1,410,247		0.851%, 10/25/2036, REMIC 2006-93 FM	1,358,975
1,119,058		0.871%, 6/25/2036, REMIC 2006-43 FL	1,080,449
132,133		6.500%, 4/1/2032, REMIC 321 2	17,817
		TOTAL	22,906,606
		Non-Agency Mortgage—8.7%
3,593,167		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	2,394,095
3,712,109		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,482,037
3,578,431		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	2,244,146
3,151,446		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	2,124,832
2,363,292		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,895,587
1,560,445		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,318,509
1,552,217		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	1,196,801
2,360,636		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.531%, 11/25/2034	1,769,248
1,973,948		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.781%, 5/19/2047	786,630
3,579,467		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	2,413,421
3,578,582		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	2,412,824
3,636,814		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,423,177
519	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 2.913%, 5/28/2018	341
81,898	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 1.109%, 7/26/2024	61,907
268,957	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	11,264
2,928,914		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,205,371
1,174,275		Washington Mutual 2006-AR1, Class 2A1B, 3.326%, 1/25/2046	382,442
2,107,544		Washington Mutual 2006-AR15, Class 1A, 3.096%, 11/25/2046	781,137
2,771,405		Wells Fargo Mortgage-Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,086,772
		TOTAL	29,990,541
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $93,193,094)	78,210,156
		ADJUSTABLE-RATE MORTGAGES--9.8%
		Federal Home Loan Mortgage Corporation—2.0%
1,317,962		4.640%, 5/1/2038, ARM	1,325,050
5,415,201		5.486%, 3/1/2037, ARM	5,520,077
		TOTAL	6,845,127
		Federal National Mortgage Association--7.8%
3,874,498		4.093%, 7/1/2036, ARM	3,875,389
1,966,909		4.653%, 8/1/2035, ARM	1,990,855
3,635,024		4.792%, 6/1/2038, ARM	3,657,179
1,475,464		4.864%, 6/1/2038, ARM	1,488,658
3,826,999		4.897%, 4/1/2038, ARM	3,867,327
5,141,725		5.624%, 4/1/2036, ARM	5,276,947
6,545,843		5.687%, 4/1/2037, ARM	6,705,595
		TOTAL	26,861,950
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $33,347,802)	33,707,077
		MUTUAL FUND--1.9%
6,580,643	[4,5]	Government Obligations Fund, Institutional Shares, 0.96% (AT NET ASSET VALUE)	6,580,643
		REPURCHASE AGREEMENTS--1.6%
3,436,000	[6]	Interest in $12,906,000 joint repurchase agreement 0.30%, dated 12/11/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $12,909,549 on 1/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2036 and the market value of those underlying securities was $13,295,617 (segregated pending settlement of dollar-roll transactions).	3,436,000
2,130,000	[6]	Interest in $25,868,000 joint repurchase agreement 0.30%, dated 12/18/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $25,875,329 on 1/21/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2036 and the market value of those underlying securities was $26,647,371 (segregated pending settlement of dollar-roll transactions).	2,130,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	5,566,000
		TOTAL INVESTMENTS --- 115.8% (IDENTIFIED COST $398,687,184)[7]	398,029,909
		OTHER ASSETS AND LIABILITIES --- NET --- (15.8)%[8]	(54,391,110)
		TOTAL NET ASSETS --- 100%	$343,638,799

1	All or a portion of these securities are subject to dollar-roll transactions.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $73,512, which represented 0.02% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Board of Directors (the “Directors”), held at December 31, 2008, is as follows:

	Security	Acquisition Date	Acquisition Cost	Market Value
	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$ 437	$ 341
	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$ 63,132	$ 61,907
	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027.	6/11/1999	$ 8,353	$ 11,264
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7
At December 31, 2008, the cost of investments for federal tax purposes was $398,687,184.  The net unrealized depreciation of investments for federal tax purposes was $657,275.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,349,377 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,006,652.

8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 6,580,643
Level 2 – Other Significant Observable Inputs	391,375,754
Level 3 – Significant Unobservable Inputs	73,512
Total	$ 398,029,909

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of October 1, 2008	$ 71,738
Change in unrealized appreciation(depreciation)	1,895
Net purchases (sales)	(504)
Realized gain (loss)	383
Balance as of December 31, 2008	73,512

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
IO	--Interest Only
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

Federated Ultrashort Bond Fund

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount or Shares	Value

		ADJUSTABLE-RATE MORTGAGES--4.6%
		Federal National Mortgage Association--4.6%
$1,006,812		FNMA ARM 556379, 3.655%, 5/01/2040	$993,368
4,561,632		FNMA ARM 544872, 4.606%, 7/01/2034	4,604,849
4,962,496		FNMA ARM 618128, 4.019%, 8/01/2033	4,949,608
6,389,968		FNMA ARM 544848, 4.738%, 4/01/2030	6,447,394
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $17,157,466)	16,995,219
		ASSET-BACKED SECURITIES--36.1%
		Auto Receivables--19.0%
2,643,427		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	2,549,672
1,998,047		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,774,321
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,461,910
4,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 1.435%, 8/15/2013	3,792,382
3,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 1.205%, 12/15/2012	2,237,041
2,547,590		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,409,320
2,000,000		Carmax Auto Owner Trust 2007-3, Class A3B, 1.595%, 12/15/2011	1,919,950
1,155,036		Fifth Third Auto Trust 2008-1, Class A2B, 2.445%, 2/15/2011	1,128,507
2,000,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 1.545%, 6/15/2012	1,982,648
658,572		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	660,767
929,407		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	915,901
3,598,862		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	3,486,640
4,750,000		Huntington Auto Trust 2008-1, Class A3B, 2.695%, 4/16/2012	4,469,408
291,867		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	280,991
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	5,754,785
1,300,000		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	1,223,730
2,750,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,628,355
97,309		Hyundai Auto Receivables Trust 2007-A, Class A2B, 1.545%, 1/15/2010	97,227
1,450,000		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,407,956
3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	2,793,849
1,026,477		Navistar Financial Corp. Owner Trust 2004-B, Class A4, 3.53%, 10/15/2012	1,023,323
265,139		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	253,006
4,932,749		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	4,851,837
2,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,939,654
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 1.495%, 1/15/2012	1,723,985
297,185		USAA Auto Owner Trust 2007-2, Class A2, 5.04%, 4/15/2010	297,336
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,112,405
3,000,000		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	2,939,415
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,916,484
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	2,785,400
2,354,412		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.3575%, 3/21/2011	2,287,590
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 2.495%, 10/15/2012	2,689,149
		TOTAL	69,794,944
		Credit Card--11.1%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 1.285%, 4/16/2012	2,872,504
3,000,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 1.345%, 8/15/2013	2,367,064
3,250,000		American Express Issuance Trust 2008, 4.02%, 1/18/2011	3,102,773
4,000,000		Bank Of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	3,820,907
2,270,000		Bank Of America Credit Card Trust 2007-B1 B1, 1.275%, 6/15/2012	1,951,958
275,000		Bank Of America Credit Card Trust 2007-B4 B4, 1.285%, 9/15/2012	227,963
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	461,721
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 1.485%, 6/15/2014	2,233,975
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,593,755
2,070,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 1.285%, 3/15/2012	1,949,961
3,000,000		Chase Issuance Trust 2007-A14, Class A, 1.445%, 9/15/2011	2,895,649
2,475,000		Chase Issuance Trust 2005-C1, Class C1, 1.565%, 11/15/2012	1,966,053
1,100,000		Chase Issuance Trust 2008-A7, Class A7, 1.845%, 11/15/2011	1,047,179
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 2.243%, 11/25/2013	4,260,664
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 2.196%, 10/7/2013	3,365,574
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 1.245%, 8/15/2012	5,118,087
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 1.385%, 8/15/2012	765,917
		TOTAL	41,001,704
		Equipment Lease--0.9%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 3.095%, 12/15/2014	1,736,063
1,432,892	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	1,431,927
		TOTAL	3,167,990
		Home Equity Loan--2.7%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.831%, 7/25/2035	1,855,814
867,891		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	709,500
234,368		Countrywide Asset Backed Certificates 2004-4, Class A, 0.841%, 8/25/2034	210,242
1,182,086		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.758%, 9/20/2023	878,849
304,249		GSAA Home Equity Trust 2005-14, Class 2A1, 0.591%, 12/25/2035	299,118
696,854		JP Morgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.521%, 7/25/2036	634,716
844,307		Lehman XS Trust 2005-8, Class 2A1A, 0.671%, 12/25/2035	776,367
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.151%, 11/25/2034	576,832
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.801%, 2/25/2035	70,067
1,439,114		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,386,322
1,566,330	[1,2]	Quest Trust 2004 - X1, Class A, 0.801%, 3/25/2034	1,121,884
1,065,292		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.671%, 12/25/2035	916,126
186,597		Residential Asset Securitization Trust 2003-KS6, Class A2, 1.071%, 8/25/2033	161,231
231,791		Soundview Home Equity Loan Trust 2006-WF1, Class A1F, 5.998%, 10/25/2036	231,434
2,532,132	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	25,321
		TOTAL	9,864,354
		Manufactured Housing--1.0%
753,055		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	784,605
2,973,397		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,983,220
84,367		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	60,992
		TOTAL	3,828,817
		Other--1.4%
1,947,789		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 1.621%, 12/27/2010	1,918,830
3,100,000		Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	2,790,000
1,578,365	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 3.409%, 4/23/2039	553,372
		TOTAL	5,262,202
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $150,812,461)	132,920,011
		CORPORATE BONDS--20.8%
		Capital Goods - Aerospace & Defense--1.3%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,200,542
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,040,845
1,500,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,511,523
		TOTAL	4,752,910
		Communications - Media & Cable--0.8%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,019,354
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	946,901
		TOTAL	2,966,255
		Communications - Media Noncable--1.3%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 2.326%, 6/15/2010	4,664,641
		Communications - Telecom Wirelines—0.9%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,600,696
2,290,000		Telecom Italia Capital, Note, 3.673%, 2/1/2011	1,893,700
		TOTAL	3,494,396
		Consumer Cyclical - Entertainment--0.8%
1,500,000		Time Warner, Inc., Floating Rate Note, 2.405%, 11/13/2009	1,443,206
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,583,282
		TOTAL	3,026,488
		Consumer Cyclical - Retailers--0.8%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,487,418
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,553,058
		TOTAL	3,040,476
		Consumer Non-Cyclical Food/Beverage--1.9%
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,533,383
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,499,229
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,299,315
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,478,333
		TOTAL	6,810,260
		Consumer Non-Cyclical Products--0.7%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	902,474
1,500,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,554,069
		TOTAL	2,456,543
		Consumer Non-Cyclical Supermarkets--0.8%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,445,398
1,500,000		Kroger Co., 7.25%, 6/1/2009	1,515,923
		TOTAL	2,961,321
		Energy - Independent--0.9%
2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 2.396%, 9/15/2009	2,392,463
950,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	922,130
		TOTAL	3,314,593
		Energy - Integrated--0.4%
1,389,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,297,164
		Financial Institution - Banking--2.9%
750,000		Bank of America Corp., 4.25%, 10/1/2010	748,728
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,760,416
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	873,402
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	1,864,112
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	979,475
2,500,000		J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009	2,504,042
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,028,194
		TOTAL	10,758,369
		Financial Institution - Brokerage--1.2%
2,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	2,499,993
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,964,537
		TOTAL	4,464,530
		Financial Institution - Finance Noncaptive--1.6%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,198,715
2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	2,017,480
2,000,000		General Electric Capital Corp., Floating Rate Note, 4.644%, 4/10/2012	1,770,637
		TOTAL	5,986,832
		Financial Institution - Insurance - Health--0.5%
2,000,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,980,279
		Financial Institution - Insurance - P&C--0.3%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,110,000
		Technology--1.1%
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,170,786
2,000,000		IBM Corp., Note, 4.375%, 6/1/2009	2,017,654
		TOTAL	4,188,440
		Transportation - Services--0.4%
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,504,284
		Utility - Electric--2.2%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,489,811
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,018,985
1,500,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	1,489,748
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,021,093
		TOTAL	8,019,637
		TOTAL CORPORATE BONDS (IDENTIFIED COST $78,759,137)	76,797,418
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
937,880		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	967,983
1,531,667		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,598,950
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,560,364)	2,566,933
		COLLATERALIZED MORTGAGE OBLIGATIONS--5.5%
		Commercial Mortgage--1.2%
1,541,582		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,315,297
1,618,572		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,392,946
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.650%, 6/13/2042	1,873,180
		TOTAL	4,581,423
		Federal Home Loan Mortgage Corp.--0.2%
723,791		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.545%, 2/15/2018	711,139
		Non-Agency Mortgage--4.1%
60,443		Bank of America Mortgage Securities 2003-A, Class 1A1, 6.997%, 2/25/2033	50,379
559,180	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.643%, 2/3/2029	195,713
2,857,120		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,583,933
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.058%, 11/20/2035	49,328
1,487,703		Countrywide Home Loans 2003-15, Class 1A1, 0.971%, 6/25/2018	1,097,635
1,474,835		Countrywide Home Loans 2006-OA5, Class 2A3, 0.841%, 4/25/2046	264,849
1,427,598		Crusade Global Trust 2005-1, Class A1, 1.931%, 6/17/2037	1,182,094
945,988		Impac CMB Trust 2004-7, Class 1A2, 1.391%, 11/25/2034	273,942
1,139,541		Impac CMB Trust 2004-9, Class 1A2, 1.351%, 1/25/2035	853,713
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.741%, 2/25/2037	142,999
2,984,107		Master Asset Securitization Trust 2003-8, Class 3A2, 0.871%, 9/25/2033	2,343,165
448,929	[3]	WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 1.671%, 12/25/2035	22,446
2,152,838		Washington Mutual 2006-AR1, Class 2A1B, 3.326%, 1/25/2046	701,143
2,810,059		Washington Mutual 2006-AR15, Class 1A, 3.096%, 11/25/2046	1,041,516
1,413,030		Washington Mutual 2006-AR17, Class 1A, 3.076%, 12/25/2046	530,939
384,390		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.302%, 7/25/2034	261,624
3,849,405		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.727%, 7/25/2034	3,572,483
		TOTAL	15,167,901
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $35,342,582)	20,460,463
		GOVERNMENT AGENCIES--7.3%
		Federal Home Loan Mortgage Corporation--5.6%
20,000,000		Federal Home Loan Mortgage Corp., 3.25%, 7/16/2010	20,585,950
		Federal National Mortgage Association--1.7%
6,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010	6,168,779
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $25,963,374)	26,754,729
		U.S. TREASURY--1.8%
		Treasury Securities--1.8%
6,000,000	[4]	United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $6,106,083)	6,474,375
		MUTUAL FUNDS—20.4%[5]
1,644,686		High Yield Bond Portfolio	7,516,214
2,123,982		Federated Mortgage Core Fund	21,006,183
6,652,000	[6,7]	Government Obligations Fund, Institutional Shares, 0.96%	6,652,000
39,854,087	[7]	Prime Value Obligations Fund, Institutional Shares, 2.06%	39,854,087
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $75,055,569)	75,028,484
		REPURCHASE AGREEMENT--4.1%
$15,000,000		Interest in $5,795,000,000 joint repurchase agreement 0.06%, dated 12/31/2008 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,795,019,317 on 1/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $5,910,919,704. (AT COST)	15,000,000
		TOTAL INVESTMENTS—101.3% (IDENTIFIED COST $406,757,036)[8]	372,997,632
		OTHER ASSETS AND LIABILITIES – NET—(1.3)%[9]	(4,701,102)
		TOTAL NET ASSETS--100%	$368,296,530

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $15,372,783, which represented 4.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2008, these liquid restricted securities amounted to $14,587,846, which represented 4.0% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	C-BASS ABS LLC Series 1999-3, Class B1, 6.643%, 2/3/2029	7/9/1999	$453,640	$195,713
	KLIO Funding Ltd. 2004-1A, Class A1, 3.409%, 4/23/2039	10/30/2006	1,587,678	553,372
	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	108,887	10,531
	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$25,321
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
	As of December 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$6,474,375	$6,652,000
5	Affiliated companies.
6	All or a portion of this security is held as collateral for securities lending.
7	7-Day net yield
8
At December 31, 2008, the cost of investments for federal tax purposes was $406,757,036. The net unrealized depreciation of investments for federal tax purposes was $33,759,404. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,866,340 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,625,744.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” valuation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 75,028,484
Level 2 – Other Significant Observable Inputs	297,910,850
Level 3 – Significant Unobservable Inputs	58,298
Total	$372,997,632

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 1, 2008	$ 58,309
Realized loss	(5)
Change in unrealized depreciation	194
Net Sales	(200)
Balance as of December 31, 2008	$ 58,298

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009